SHAREHOLDERS' CAPITAL	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
SHAREHOLDERS' CAPITAL
SHAREHOLDERS’ CAPITAL
Effective July 1, 2017, the Company consolidated its common shares on the basis of 1 new common share for every 5 old common shares outstanding. All figures in the financial statements have been adjusted to reflect the 5:1 consolidation. The number of outstanding share options, Deferred Share Units, Restricted Awards and Performance Awards have also been adjusted proportionately. The corresponding exercise prices have increased by the same ratio. The conversion price and ratio on the Convertible Debentures have also been adjusted proportionately.
Bellatrix is authorized to issue an unlimited number of common shares and 95,978,621 preferred shares. At December 31, 2017, no preferred shares have been issued. All shares issued are fully paid and have no par value. The common shareholders are entitled to dividends as may be declared by the Board of Directors from time to time; no dividends were declared by the Board of Directors during the years ended December 31, 2017 or 2016.

	2017		2016
	Number	Amount ($000s)	Number	Amount ($000s)
Common shares, opening balance	49,317,166	$1,068,084	38,392,782	$1,000,100
Shares issued on settlement of share-based compensation	60,860	289	55,953	285
Share issue costs on property acquisition, net of tax effect	—	—	—	(98)
Issued for cash on equity issue (1)	—	—	6,758,916	40,400
Share issue costs on equity issue, net of tax effect	—	4	—	(1,781)
Shares issued for property acquisition	—	—	4,109,515	29,178
Balance, end of year	49,378,026	$1,068,377	49,317,166	$1,068,084
(1) In August 2016, Bellatrix issued 5,000,000 subscription receipts at a price of $6.00 per subscription receipt for total gross proceeds of $30 million. Proceeds were used to reduce indebtedness under the Company’s credit facilities. Additionally, in October 2016, Bellatrix issued 1,694,915 common shares on a “flow-through” basis in respect of Canadian Development Expenses (“CDE”) at a price of $5.90 per share resulting in gross proceeds of $10 million.